Offerings - Offering: 1	Mar. 25, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A shares representing limited partner interests
Fee Rate	0.01381%
Offering Note	(1a) Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. (1b) In accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended, Plains GP Holdings, L.P. ("Plains GP") is deferring payment of the registration fee required in connection with this registration statement and will pay the registration fee subsequently in advance or on a pay-as-you-go basis. Accordingly, no registration fee is paid herewith. (1c) There is being registered hereunder such indeterminate number of Class A common shares representing limited partnership interests in Plains GP as may from time to time be offered at indeterminate prices.